Other financial assets	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Other financial assets
15. Other financial assets

All figures in £ millions	2025	2024

At 1 January	141	143

Exchange differences	(7)	2

Acquisition of investments	5	9

Disposal of investments	–	–

Fair value movements – OCI	(7)	(2)

Fair value movements – income statement	(7)	(11)

At 31 December	125	141
Other financial assets are listed and unlisted securities of £
125
m (2024: £141m), of which £
24
m (2024: £28m) are classified at fair value through other comprehensive income (FVOCI), with the remaining £
101
m (2024: £113m) mainly relating to investments in funds, being required to be held at fair value through profit and loss (FVTPL). The assets, which are not held for trading, relate to the Group’s interests in new and innovative educational ventures across the world. These are strategic investments and where permitted, the Group made the election to classify such investments as FVOCI on initial recognition of the assets. None of the investments are individually significant to the financial statements and therefore sensitivities have not been provided.
During the year, the Group did
not
dispose of any investments that were classified as FVOCI (2024: none).